Long-Term Debt (Schedule Of Future Payments Related To Long-Term Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014, Principal	$ 4,721
2014, Interest	62,570
2014, Principal and Interest Total	67,291
2015, Principal	7,452
2015, Interest	61,970
2015, Principal and Interest Total	69,422
2016, Principal	289,277
2016, Interest	61,213
2016, Principal and Interest Total	350,490
2017, Principal	442
2017, Interest	31,666
2017, Principal and Interest Total	32,108
2018, Principal	433
2018, Interest	31,641
2018, Principal and Interest Total	32,074
Thereafter, Principal	477,084
Thereafter, Interest	158,116
Thereafter, Pincipal and Interest Total	635,200
Total payments, Principal	779,409
Total payments, Interest	407,176
Total payments, Principal and future interest expense	1,186,585
Interest	(407,176)
Total	775,898	651,602
2023 Notes [Member]
Debt Instrument [Line Items]
Discount on Notes	(8,620)
Premium on Notes	3,323
2016 Notes [Member]
Debt Instrument [Line Items]
Premium on Notes	$ 1,786